Summary of Significant Accounting Policies (Details)	12 Months Ended
Jun. 30, 2014
Computer software [Member] | Minimum [Member]
Schedule of estimated useful lives of property and equipment
Property, plant and equipment, useful life	3 years
Computer software [Member] | Maximum [Member]
Schedule of estimated useful lives of property and equipment
Property, plant and equipment, useful life	10 years
Computer hardware [Member] | Minimum [Member]
Schedule of estimated useful lives of property and equipment
Property, plant and equipment, useful life	5 years
Computer hardware [Member] | Maximum [Member]
Schedule of estimated useful lives of property and equipment
Property, plant and equipment, useful life	15 years
Furniture and equipment [Member] | Minimum [Member]
Schedule of estimated useful lives of property and equipment
Property, plant and equipment, useful life	3 years
Furniture and equipment [Member] | Maximum [Member]
Schedule of estimated useful lives of property and equipment
Property, plant and equipment, useful life	5 years